Guggenheim Enhanced Core Bond ETF (Prospectus Summary) | Guggenheim Enhanced Core Bond ETF
Guggenheim Enhanced Core Bond ETF
Investment Objective
The Fund seeks total return, comprised of income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim Enhanced Core Bond ETF
Management Fees		0.20%
Distribution and service (12b-1) fees	[1]
Other expenses	[2]	2.45%
Total annual Fund operating expenses		2.65%
Expense Reimbursements	[3]	2.38%
Total Annual Fund operating expenses after Expense Reimbursements		0.27%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.
[2]	"Other expenses" have been restated to reflect the fact that due to the Fund's conversion to an actively-managed exchange-traded fund, the Fund no longer bears expenses relating to the licensing of an index.
[3]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs up to 0.25% of average net assets, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.27% of average net assets per year (the "Expense Cap"), at least until December 31, 2014. For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund expenses reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap. To the extent that the Fund incurs expenses that are excluded from the Expense Cap, the Fund's expense ratio may increase.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Guggenheim Enhanced Core Bond ETF	28	141	819	2,640

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended May 31, 2011, the Fund's portfolio turnover rate was 458% of the average value of its portfolio.

Principal Investment Strategies
The Fund uses a strategy that seeks total return, comprised of income and capital appreciation, which attempts to outperform the Barclays Capital U.S.

Aggregate Bond Index (the "Benchmark"). The Fund will invest at least 80% of its net assets in fixed income securities. The Fund's investment strategy utilizes quantitative security selection, fundamental credit analysis and the Investment

Adviser's views of particular sectors to construct a portfolio through a process that employs a rigorous risk management framework. The Investment Adviser utilizes a quantitative strategy which attempts to identify relative mispricing among the instruments of a given asset class and estimate future returns which may arise from the eventual correction of the relative mispricing. The

Investment Adviser then applies these quantitative results in constructing a portfolio which attempts to maximize expected return due to security specific mispricing while attempting to control for interest rate and credit spread (i.e.

differences in yield between different debt instruments arising from differences in credit risk) risks. The Fund's average duration is expected to be generally similar to the average duration of the Benchmark components.

The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Group ("S&P") or Fitch Investor Services ("Fitch")

or, if unrated, determined by the Investment Adviser to be of comparable quality. The Fund may invest no more than 10% of its assets in high yield securities ("junk bonds"), which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Investment Adviser believes are of comparable quality. The Fund will not invest in securities that are in default at the time of investment. If a security defaults subsequent to purchase by the Fund, the

Investment Adviser will determine in its discretion whether to hold or dispose of such security. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers. The Fund may also invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Investment Adviser may attempt to reduce foreign currency exchange rate risk by entering into contracts with banks,

brokers or dealers to purchase or sell securities or foreign currencies at a future date ("forward contracts"). The Fund will not invest in options contracts, futures contracts or swap agreements.

The Fund may invest up to 10% of its assets in mortgage-backed securities

("MBS") or in other asset-backed securities. This limitation does not apply to securities issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage

Administration ("GNMA"), the Federal Housing Administration ("FHA"), the Federal

National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage

Corporation ("FHLMC"). In addition to securities issued or guaranteed by such agencies or instrumentalities, the Fund may invest in MBS or other asset-backed securities issued or guaranteed by private issuers. The MBS in which the Fund may invest may also include residential mortgage-backed securities ("RMBS"),

collateralized mortgage obligations ("CMOs") and commercial mortgage-backed securities ("CMBS"). The asset-backed securities in which the Fund may invest include collateralized debt obligations ("CDOs"). CDOs include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A

CLO is a trust typically collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

The Fund may obtain exposure to the securities in which it normally invests by engaging in various investment techniques, including forward purchase agreements, mortgage dollar roll and "TBA" mortgage trading. A mortgage dollar roll involves the sale of a MBS by the Fund and its agreement to repurchase the instrument (or one which is substantially similar) at a specified time and price. Most transactions in fixed-rate mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlements (a

"TBA" transaction). The Fund may enter into such contracts on a regular basis.

The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund's own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery. The Fund may also invest the cash collateral it holds as part of its TBA transactions in repurchase agreements. Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand). The underlying securities which serve as collateral for the repurchase agreements entered into by the Fund may include U.S.

government securities, corporate obligations and convertible securities, and are marked-to market daily in order to  maintain full collateralization (typically purchase price plus accrued interest). The Fund also may invest directly in exchange-traded funds ("ETFs") and other investment companies that provide exposure to fixed income securities similar to those securities in which the

Fund may invest in directly.

Prior to June 1, 2011, the Fund's name was the "Claymore U.S. Capital Markets

Bond ETF" and the Fund sought to replicate an index called "CPMKTB - The Capital

Markets Bond IndexSM."

Principal Investment Risks
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk,

including the possible loss of the entire principal amount that you invest.

Credit/Default Risk. Issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk then debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults

(failure to make interest or principal payment) may potentially reduce the

Fund's income and share price.

Interest Rate Risk. As interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.

Asset Class Risk. The bonds in the Fund's portfolio may underperform the returns of other bonds or indexes that track other industries, markets, asset classes or sectors. Different types of bonds and indexes tend to go through different performance cycles than the general bond market.

Call Risk/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund's having to reinvest proceeds at lower interest rates, resulting in a decline in the Fund's income.

Income Risk. Falling interest rates may cause the Fund's income to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for MBS may be less liquid than for other fixed income instruments. This means that it may be harder to buy and sell MBS,

especially on short notice, and MBS may be more difficult for the Fund to value accurately than other fixed income instruments. If the Fund invests in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Mortgage- and Asset-Backed Securities Risks. MBS (residential and commercial)

and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these MBS and asset-backed securities differ from traditional fixed income securities.

Like traditional fixed income securities, the value of MBS or asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, MBS and asset-backed backed securities are subject to "prepayment risk" and "extension risk." Because of prepayment risk and extension risk, MBS react differently to changes in interest rates than other fixed income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the MBS or asset-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of MBS and asset-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result,

in a period of rising interest rates, MBS and asset-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. The Fund's investments in asset-backed securities are subject to risks similar to those associated with

MBS, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain MBS are issued in several classes with different levels of yield and credit protection. The Fund's investments in MBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

MBS may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. The Fund will not invest in CMO tranches which represent a right to receive interest only ("IOs"), principal only ("POs") or an amount that remains after other floating-rate tranches are paid (an inverse floater). If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

There is also risk associated with the roll market for pass-through MBS. First,

the value and safety of the roll depends entirely upon the counterparty's ability to redeliver the security at the termination of the roll. Therefore, the counterparty to a roll must meet the same credit criteria as any existing repurchase counterparty. Second, the security which is redelivered at the end of the roll period must be substantially the same as the initial security, i.e., must have the same coupon,

be issued by the same agency and be of the same type, have the same original stated

term to maturity, be priced to result in similar market yields and be "good delivery.

"Within these parameters, however, the actual pools that are redelivered could be less desirable than those originally rolled, especially with respect to prepayment and/or delinquency characteristics. In addition, the Fund's use of mortgage dollar rolls may give rise to a form of leverage, which could exaggerate the effects on NAV of any increase or decrease in the market value of the Fund's portfolio securities. The Fund will earmark or segregate assets determined to be liquid by the Investment Adviser to cover its obligations under mortgage dollar rolls which may give rise to a form of leverage.

The residential mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund's mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans)

generally have increased since 2007 and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain MBS in which the Fund may invest may also provide a degree of investment leverage,

which could cause the Fund to lose all or substantially all of its investment.

High Yield Securities Risk. High yield securities are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity,

negative perceptions of the high yield securities markets generally and less secondary market liquidity.

Foreign Issuers Risk. The Fund may invest in U.S. and non-U.S.

dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies which have different risks than investing in U.S.

companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation,

adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. issuers. Moreover,

individual foreign economies may differ favorably or unfavorably from the U.S.

economy in such respects as growth of gross domestic product, rate of inflation,

capital investment, resource self- sufficiency and balance of payment options.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New

Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses,

restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Risk. The Fund's investments may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S.

dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund's assets. The Investment Adviser may attempt to reduce this risk by entering into forward contracts with banks,

brokers or dealers. A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Hedging the Fund's currency risks involves the risk of mismatching the

Fund's objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. If the counterparty under the contract defaults on its obligation to make payments due from it as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether or collect only a portion thereof, which collection could involve costs or delays.

The Investment Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Financial Services Sector Risk. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets since late

2007 generally has caused an adverse impact in a broad range of markets,

including U.S. and international credit and interbank money markets generally,

thereby affecting a wide range of financial institutions and markets. In particular, events in the financial sector since late 2008 have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included the

U.S. government's placement of the FNMA and FHLMC under conservatorship, the bankruptcy filing of Lehman Brothers Holdings Inc., the sale of Merrill Lynch to

Bank of America, the U.S. government support of American International Group,

Inc., the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. This situation has created instability in the financial markets and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Moreover, certain financial companies have avoided collapse due to intervention by the U.S. or foreign regulatory authorities (such as the Federal Deposit Insurance

Corporation or the Federal Reserve System), but such interventions have often not averted a substantial decline in the value of such companies' securities.

Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected by the foregoing events and the general market turmoil, and it is uncertain whether or for how long these conditions will continue.

Risks of Investing In Other Investment Companies. Shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies' portfolio securities or net asset values. The Fund must continue, at the same time, to pay its own management fees and expenses with respect to all of its investments, including shares of other investment companies. The securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more)

could result in high brokerage costs. A high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the

Investment Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Risk of Deviation between Market Price and NAV. Unlike conventional ETFs, the

Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to net asset value ("NAV") per Share.

There can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV. The deviation risk may be heightened to the extent the Fund invests in mortgage-backed securities, as such investments may be difficult to value. Because mortgage-backed securities may trade infrequently,

the most recent trade price may not indicate their true value. A third-party pricing service may be used to value some or all of the Fund's mortgage-backed securities.

To the extent that market participants question the accuracy of the pricing service's prices, there is a risk of significant deviation between the NAV and market price of some or all of the mortgage-backed securities in which the Fund invests.

Risk of Cash Transactions. In certain instances, unlike most ETFs, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level.

Because the Fund may effect redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The

Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than,

if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its Shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund's Shares than for more conventional ETFs.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the

United States, or any agency, instrumentality or officer of the United States,

has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is

not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Fund Performance
The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at

www.guggenheimfunds.com.

Calendar Year Total Return as of 12/31

The Fund commenced operations on February 12, 2008. The Fund's year-to-date total return was 1.96% as of June 30, 2011.

During the periods shown in the chart above, the Fund's highest and lowest calendar quarter returns were 3.64% and -1.25%, respectively, for the quarters ended June 30, 2010 and December 31, 2010.

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Total Returns for the Period Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Guggenheim Enhanced Core Bond ETF	Return Before Taxes	6.03%	4.73%	Feb. 12, 2008
Guggenheim Enhanced Core Bond ETF After Taxes on Distributions	Return After Taxes on Distributions	4.96%	3.60%	Feb. 12, 2008
Guggenheim Enhanced Core Bond ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.99%	3.38%	Feb. 12, 2008
Guggenheim Enhanced Core Bond ETF CPMKTB – The Capital Markets Bond Index SM	CPMKTB - The Capital Markets Bond IndexSM (reflects no deduction for fees, expenses or taxes)	2.55%	1.99%	Feb. 12, 2008
Guggenheim Enhanced Core Bond ETF Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.52%	Feb. 12, 2008